Taxes on Income - Schedule of Changes in Valuation Allowance (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 27,640	$ 27,240
Losses during the year (including foreign exchange rate effect)	3,541	400
Balance at the end of the year	$ 31,181	$ 27,640